Post-Employment Benefits - Summary of Major Categories of Defined Benefit Plan Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of fair value of plan assets [line items]
Net derivative liability	$ 40,654	$ 41,290	[1]
Canada plan [member]
Disclosure of fair value of plan assets [line items]
Net derivative liability	30	49
Debt securities and deposits issued	0	0
Securities and deposits issued	0	0
Debt securities daily quoted prices in active markets	285	142
Investment funds and other assets daily quoted prices in active markets	$ 33	$ 26

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.